Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

July 2, 2008	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John Grzeskiewicz

Re:	Advantage Funds, Inc. (File No.: 811-7123)

Ladies and Gentlemen:

On behalf of Advantage Funds, Inc. (the “Registrant”), transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”), which reflects a proposal to the shareholders of Dreyfus Emerging Leaders Fund (“Emerging Leaders Fund”), a series of the Registrant, to transfer Emerging Leaders Fund’s assets, subject to its liabilities, to Dreyfus Small Company Value Fund, a series of the Registrant (“Small Company Value Fund”) in exchange for shares of Small Company Value Fund. The Registrant is an open-end investment company advised by The Dreyfus Corporation.

Upon consummation of the reorganization, Small Company Value Fund shares received by Emerging Leaders Fund will be distributed to shareholders of Emerging Leaders Fund so that each shareholder would receive a pro rata distribution of shares of Small Company Value Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Emerging Leaders Fund shares as of the date of the reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Special Meeting of Shareholders of Emerging Leaders Fund is currently planned for October 15, 2008. Emerging Leaders Fund intends to mail its Prospectus/Proxy to shareholders in August 2008.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan

Nicole M. Runyan

cc:	David Stephens